SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	Jan. 07, 2020	Dec. 07, 2017
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 97,501
M2M Group [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 19,600
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 1,400